Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other payables [Abstract]
Trade and other payables
	December 31,
	2020	2019 restated*
	US$’000	US$’000
Trade payables	23,595	22,489
Accrued expenses	65,705	55,066
Social security costs and other taxes	936	796
Trade and other payables	90,236	78,351
* see note 27